Shareholders’ equity (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfClassesOfShareCapitalExplanatoryLineItems [Line Items]
Reserve at beginning of the period	€ 81	€ (567)
Changes of the year	(53)	248
Foreign currency translation differences	2	8
Reversal of the year	39	392
Reserve at end of the period	69	81
Gross Reserve [Member]
DisclosureOfClassesOfShareCapitalExplanatoryLineItems [Line Items]
Reserve at beginning of the period	152	(739)
Changes of the year	(97)	373
Foreign currency translation differences	(1)	(4)
Reversal of the year	53	522
Reserve at end of the period	107	152
Deferred Tax Liabilities [Member]
DisclosureOfClassesOfShareCapitalExplanatoryLineItems [Line Items]
Reserve at beginning of the period	(71)	172
Changes of the year	44	(125)
Foreign currency translation differences	3	12
Reversal of the year	(14)	(130)
Reserve at end of the period	(38)	(71)
Reserve of cash flow hedges [member]
DisclosureOfClassesOfShareCapitalExplanatoryLineItems [Line Items]
Reserve at beginning of the period	189	(474)
Changes of the year	(45)	270
Reversal of the year	39	393
Reserve at end of the period	183	189
Reserve of cash flow hedges [member] | Gross Reserve [Member]
DisclosureOfClassesOfShareCapitalExplanatoryLineItems [Line Items]
Reserve at beginning of the period	246	(637)
Changes of the year	(59)	360
Reversal of the year	53	523
Reserve at end of the period	240	246
Reserve of cash flow hedges [member] | Deferred Tax Liabilities [Member]
DisclosureOfClassesOfShareCapitalExplanatoryLineItems [Line Items]
Reserve at beginning of the period	(57)	163
Changes of the year	14	(90)
Reversal of the year	(14)	(130)
Reserve at end of the period	(57)	(57)
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
DisclosureOfClassesOfShareCapitalExplanatoryLineItems [Line Items]
Reserve at beginning of the period	4	8
Changes of the year	(4)	(3)
Reversal of the year		(1)
Reserve at end of the period		4
Reserve of gains and losses on remeasuring available-for-sale financial assets [member] | Gross Reserve [Member]
DisclosureOfClassesOfShareCapitalExplanatoryLineItems [Line Items]
Reserve at beginning of the period	5	9
Changes of the year	(5)	(3)
Reversal of the year		(1)
Reserve at end of the period		5
Reserve of gains and losses on remeasuring available-for-sale financial assets [member] | Deferred Tax Liabilities [Member]
DisclosureOfClassesOfShareCapitalExplanatoryLineItems [Line Items]
Reserve at beginning of the period	(1)	(1)
Changes of the year	1
Reserve at end of the period		(1)
Reserve of remeasurements of defined benefit plans [member]
DisclosureOfClassesOfShareCapitalExplanatoryLineItems [Line Items]
Reserve at beginning of the period	(112)	(101)
Changes of the year	(4)	(19)
Foreign currency translation differences	2	8
Reserve at end of the period	(114)	(112)
Reserve of remeasurements of defined benefit plans [member] | Gross Reserve [Member]
DisclosureOfClassesOfShareCapitalExplanatoryLineItems [Line Items]
Reserve at beginning of the period	(99)	(111)
Changes of the year	(33)	16
Foreign currency translation differences	(1)	(4)
Reserve at end of the period	(133)	(99)
Reserve of remeasurements of defined benefit plans [member] | Deferred Tax Liabilities [Member]
DisclosureOfClassesOfShareCapitalExplanatoryLineItems [Line Items]
Reserve at beginning of the period	(13)	10
Changes of the year	29	(35)
Foreign currency translation differences	3	12
Reserve at end of the period	€ 19	€ (13)